Debt, cash and cash equivalents and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of Changes in Financial Position
Changes in Sanofi's financial position during the period were as follows:

(€ million)	2021	2020	2019
Long-term debt	17,123	19,745	20,131
Short-term debt and current portion of long-term debt	3,183	2,767	4,554
Interest rate and currency derivatives used to manage debt	(56)	119	(117)
Total debt	20,250	22,631	24,568
Cash and cash equivalents	(10,098)	(13,915)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	74	(34)
Net debt(a)	9,983	8,790	15,107
(a) Net debt does not include lease liabilities, which amounted to €2,108 million as of December 31, 2021, €1,163 million as of December 31, 2020, and €1,248 million as of December 31, 2019 (see the maturity analysis at Note D.17.2.).

Summary of Reconciliation of Carrying Amount to Value on Redemption
Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2021	Amortized cost	Adjustment to debt measured at fair value	December 31, 2021	December 31, 2020	December 31, 2019
Long-term debt	17,123	58	(5)	17,176	19,794	20,180
Short-term debt and current portion of long-term debt	3,183	2	(2)	3,183	2,767	4,553
Interest rate and currency derivatives used to manage debt	(56)	–	11	(45)	142	(86)
Total debt	20,250	60	4	20,314	22,703	24,647
Cash and cash equivalents	(10,098)			(10,098)	(13,915)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)			(169)	74	(34)
Net debt	9,983	60	4	10,047	8,862	15,186

Disclosure of Movement In Total Debt
The table below shows the movement in total debt during the period:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2020	Repayments	New borrowings	Other cash flows	Currency translation differences (a)	Reclassification from non-current to current	Other items(b)	December 31, 2021
Long-term debt	19,745	(38)	—	—	124	(2,704)	(4)	17,123
Short-term debt and current portion of long-term debt	2,767	(2,203)	—	(615)	248	2,704	282	3,183
Interest rate and currency derivatives used to manage debt	119	—	—	(197)	9	—	13	(56)
Total debt	22,631	(2,241)	—	(812)	381	—	291	20,250
(a) These amounts include unrealized gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(b) These amounts include (i) effects of changes in the scope of consolidation, amounting to €299 million; (ii) movements in accrued interest; and (iii) fair value remeasurements.
The tables below show the movement in total debt during prior periods:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2019	Repayments	New borrowings	Other cash flows	Currency translation differences (a)	Reclassification from non-current to current	Other items(b)	December 31, 2020
Long-term debt	20,131	—	2,019	—	(152)	(2,285)	32	19,745
Short-term debt and current portion of long-term debt	4,554	(3,952)	—	86	(219)	2,285	13	2,767
Interest rate and currency derivatives used to manage debt	(117)	—	—	196	(14)	—	54	119
Total debt	24,568	(3,952)	2,019	282	(385)	—	99	22,631

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2018	Repayments	New borrowings	Other cash flows	Currency translation differences (a)	Reclassification from non-current to current	Other items(b)	December 31, 2019
Long-term debt	22,007	(12)	1,997	—	93	(3,964)	10	20,131
Short-term debt and current portion of long-term debt	2,633	(2,055)	—	24	14	3,964	(26)	4,554
Interest rate and currency derivatives used to manage debt	(54)	—	—	(177)	130	—	(16)	(117)
Total debt	24,586	(2,067)	1,997	(153)	237	—	(32)	24,568
(a) These amounts include unrealized gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
(b) These amounts include movements in accrued interest and fair value remeasurements.

Summary of Debt by Type Valuation of Redemption

	2021			2020			2019
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	17,118	2,828	19,946	19,698	2,280	21,978	20,128	4,079	24,207
Other bank borrowings	21	163	184	96	200	296	40	156	196
Other borrowings	37	3	40	–	2	2	13	12	25
Bank credit balances	–	189	189	–	285	285	–	305	305
Interest rate and currency derivatives used to manage debt	–	(45)	(45)	57	85	142	–	(86)	(86)
Total debt	17,176	3,138	20,314	19,851	2,852	22,703	20,181	4,466	24,647
Cash and cash equivalents	–	(10,098)	(10,098)	–	(13,915)	(13,915)	–	(9,427)	(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	–	(169)	(169)	6	68	74	(6)	(28)	(34)
Net debt(a)	17,176	(7,129)	10,047	19,857	(10,995)	8,862	20,175	(4,989)	15,186
(a) Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.).

Summary of Bond Issues
Bond issues carried out by Sanofi under the Euro Medium Term Note (EMTN) program are as follows:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount (€ million)
Sanofi	FR0011625433	November 2013	November 2023	2.5%	1,000
Sanofi	FR0012146777	September 2014	March 2022	1.125%	1,000
Sanofi	FR0012146801	September 2014	September 2026	1.75%	1,510
Sanofi	FR0012969038	September 2015	September 2025	1.5%	750
Sanofi	FR0013143997	April 2016	April 2024	0.625%	600
Sanofi	FR0013144003	April 2016	April 2028	1.125%	700
Sanofi	FR0013201621	September 2016	September 2022	- %	850
Sanofi	FR0013201639	September 2016	January 2027	0.5%	1,150
Sanofi	FR0013505104	March 2020	April 2025	1%	1,000
Sanofi	FR0013505112	March 2020	April 2030	1.5%	1,000
Sanofi	FR0013324332	March 2018	March 2023	0.5%	1,750
Sanofi	FR0013324340	March 2018	March 2026	1%	1,500
Sanofi	FR0013324357	March 2018	March 2030	1.375%	2,000
Sanofi	FR0013324373	March 2018	March 2038	1.875%	1,250
Sanofi	FR0013409836	March 2019	March 2022	- %	850
Sanofi	FR0013409844	March 2019	March 2029	0.875%	650
Sanofi	FR0013409851	March 2019	March 2034	1.25%	500
Bond issues carried out by Sanofi under the public bond issue program (shelf registration statement) registered with the US Securities and Exchange Commission (SEC) comprise:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount ($ million)
Sanofi	US801060AC87	June 2018	June 2023	3.375%	1,000
Sanofi	US801060AD60	June 2018	June 2028	3.625%	1,000

Summary of Debt by Maturity at Value on Redemption

December 31, 2021		Current	Non-current
(€ million)	Total	2022	2023	2024	2025	2026	2027 and later
Bond issues	19,946	2,828	3,629	600	1,750	4,160	6,979
Other bank borrowings	184	163	18	2	1	–	—
Other borrowings	40	3	–	–	–	–	37
Bank credit balances	189	189	–	–	–	–	–
Interest rate and currency derivatives used to manage debt	(45)	(45)	–	–	–	–	–
Total debt	20,314	3,138	3,647	602	1,751	4,160	7,016
Cash and cash equivalents	(10,098)	(10,098)	–	–	–	–	–
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	(169)	–	–	–	–	–
Net debt(a)	10,047	(7,129)	3,647	602	1,751	4,160	7,016
(a) Net debt does not include lease liabilities, which amounted to €2,108 million as of December 31, 2021 as of December 31, 2021; €1,163 million as of December 31, 2020; and €1,248 million as of December 31, 2019 (see the maturity analysis at Note D.17.2.).
As of December 31, 2021, the main undrawn confirmed general-purpose credit facilities at holding company level amounted to €8 billion, half of which expires in 2022 and half in 2026.
As of December 31, 2021, no single counterparty represented more than 6% of Sanofi’s undrawn confirmed credit facilities.

December 31, 2020		Current	Non-current
(€ million)	Total	2021	2022	2023	2024	2025	2026 and later
Bond issues	21,978	2,280	2,700	3,569	600	1,750	11,079
Other bank borrowings	296	200	73	6	2	6	9
Finance lease obligations	–	–	–	–	–	–	–
Other borrowings	2	2	–	–	–	–	–
Bank credit balances	285	285	–	–	–	–	–
Interest rate and currency derivatives used to manage debt	142	85	57	–	–	–	–
Total debt	22,703	2,852	2,830	3,575	602	1,756	11,088
Cash and cash equivalents	(13,915)	(13,915)	–	–	–	–	–
Interest rate and currency derivatives used to manage cash and cash equivalents	74	68	6	–	–	–	–
Net debt	8,862	(10,995)	2,836	3,575	602	1,756	11,088

December 31, 2019		Current	Non-current
(€ million)	Total	2020	2021	2022	2023	2024	2025 and later
Bond issues	24,207	4,079	2,284	2,700	3,642	600	10,902
Other bank borrowings	196	156	6	6	23	5	–
Finance lease obligations	–	–	–	–	–	–	–
Other borrowings	25	12	–	–	–	–	13
Bank credit balances	305	305	–	–	–	–	–
Interest rate and currency derivatives used to manage debt	(86)	(86)	–	–	–	–	–
Total debt	24,647	4,466	2,290	2,706	3,665	605	10,915
Cash and cash equivalents	(9,427)	(9,427)	–	–	–	–	–
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	(28)	(6)	–	–	–	–
Net debt	15,186	(4,989)	2,284	2,706	3,665	605	10,915

Summary of Debt by Interest Rate
The table below splits net debt between fixed and floating rate, and by maturity, as of December 31, 2021. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2022	2023	2024	2025	2026	2027 and later
Fixed-rate debt	19,946	2,828	3,629	600	1,750	4,160	6,979
of which euro	18,188
of which US dollar	1,758
% fixed-rate	98%
Floating-rate debt	413	355	18	2	1	–	37
of which euro	56
of which US dollar	18
% floating-rate	2%
Debt	20,359	3,183	3,647	602	1,751	4,160	7,016
Cash and cash equivalents	(10,098)	(10,098)	–	–	–	–	–
of which euro	(6,548)
of which US dollar	(3,005)
% floating-rate	100%
Net debt	10,261	(6,915)	3,647	602	1,751	4,160	7,016
To optimize the cost of debt or reduce the volatility of debt and manage its exposure to financial foreign exchange risk, Sanofi uses derivative instruments (interest rate swaps, currency swaps, foreign exchange swaps and forward contracts) that alter the fixed/floating rate split and the currency split of its net debt:

(€ million)	Total	2022	2023	2024	2025	2026	2027 and later
Fixed-rate debt	17,612	494	3,629	600	1,750	4,160	6,979
of which euro	14,820
of which US dollar	2,792
% fixed-rate	87%
Floating-rate debt	2,702	2,644	18	2	1	–	37
of which euro	(429)
of which US dollar	898
of which Japanese yen	302
% floating-rate	13%
Debt	20,314	3,138	3,647	602	1,751	4,160	7,016
Cash and cash equivalents	(10,267)	(10,267)	–	–	–	–	–
of which euro	(1,261)
of which US dollar	(4,359)
of which Singapore dollar	(2,912)
% floating-rate	100%
Net debt	10,047	(7,129)	3,647	602	1,751	4,160	7,016

Summary of Interest Rate of Net Debt at Value on Redemption
The table below shows the fixed/floating rate split of net debt at value on redemption after taking account of derivative instruments as of December 31, 2020 and December 31, 2019:

(€ million)	2020	%	2019	%
Fixed-rate debt	20,713	91%	21,713	88%
Floating-rate debt	1,990	9%	2,934	12%
Debt	22,703	100%	24,647	100%
Cash and cash equivalents	(13,841)		(9,461)
Net debt	8,862		15,186

Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents
The projected full-year sensitivity of net debt to interest rate fluctuations for 2022 is as follows:

Change in short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	74	–
+25 bp	19	–
-25 bp	(19)	–
-100 bp	(74)	–

Summary of Debt by Currency Before and After Derivative Instrument
The table below shows net debt by currency at December 31, 2021, before and after derivative instruments contracted to convert the foreign-currency net debt of exposed entities into their functional currency:

(€ million)	Before derivative instruments	After derivative instruments
Euro	11,696	13,129
US dollar	(1,229)	(669)
Singapore dollar	(2)	(2,912)
Mexican peso	–	302
Pound sterling	–	271
Other currencies	(205)	(74)
Net debt	10,261	10,047

Summary of Debt by Currency After Derivative Instruments
The table below shows net debt by currency at December 31, 2020 and 2019, after derivative instruments contracted to convert the foreign currency net debt of exposed entities into their functional currency:

(€ million)	2020	2019
Euro	13,725	17,691
US dollar	(3,304)	(813)
Other currencies	(1,559)	(1,692)
Net debt	8,862	15,186

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	2021	2020	2019
Market value	11,024	10,500	16,370
Value on redemption	10,047	8,862	15,186

Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt
The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2021		Payments due by period
(€ million)	Total	2022	2023	2024	2025	2026	2027 and later
Debt	21,728	3,330	3,826	791	1,937	3,176	8,668
Principal	20,086	3,055	3,588	601	1,751	3,011	8,080
Interest(a)	1,642	275	238	190	186	165	588
Net cash flows related to derivative instruments	(51)	(59)	(1)	2	2	2	3
Total	21,677	3,271	3,825	793	1,939	3,178	8,671
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2021.
The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2020 and 2019:

December 31, 2020		Payments due by period
(€ million)	Total	2021	2022	2023	2023	2025	2026 and later
Debt	24,339	2,943	3,019	3,808	791	1,937	11,841
Principal	22,392	2,622	2,757	3,571	601	1,751	11,090
Interest(a)	1,947	321	262	237	190	186	751
Net cash flows related to derivative instruments	163	135	28	–	–	–	–
Total	24,502	3,078	3,047	3,808	791	1,937	11,841
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2020.

December 31, 2019		Payments due by period
(€ million)	Total	2020	2021	2022	2023	2023	2025 and later
Debt	26,708	4,775	2,588	2,952	3,862	771	11,760
Principal	24,596	4,417	2,305	2,710	3,646	604	10,914
Interest(a)	2,112	358	283	242	216	167	846
Net cash flows related to derivative instruments	(117)	(97)	(11)	(9)	—	—	—
Total	26,591	4,678	2,577	2,943	3,862	771	11,760
(a) Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2019.

Disclosure of Lease Liabilities
A maturity analysis of lease liabilities as of December 31, 2021, 2020 and 2019 is set forth below:

		Undiscounted future minimum lease payments
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years	Discounting effect
Total lease liabilities as of December 31, 2021	2,108	314	476	362	1,184	(228)
Total lease liabilities as of December 31, 2020	1,163	247	357	225	482	(148)
Total lease liabilities as of December 31, 2019	1,248	272	422	232	540	(218)
Lease liabilities as of December 31, 2021 include leases relating to real estate assets located at Cambridge, MA (United States), as described in Note D.3., which have a lease term of 15 years.